Intangible Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	¥ 34,938	$ 5,019	¥ 32,749	¥ 23,644
Amortization expenses for the year ended December 31, 2020	36,072
Amortization expenses for the year ended December 31, 2021	23,301
Amortization expenses for the year ended December 31, 2022	17,626
Amortization expenses for the year ended December 31, 2023	3,786
Amortization expenses for the year ended December 31, 2024	¥ 55